Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

22            Equity

a.            Share capital

	December 31, 2022		December 31, 2021
Number of ordinary nominative shares		133,814,311		132,197,896
Par value	R$	0.00027	R$	0.00027
Share capital	R$	37	R$	36

As of December 31, 2022, the total issued share capital of R$ 37 (R$ 36 as of December 31, 2021) is divided into 133,814,311 common shares (132,197,896 as of December 31, 2021).

Those common shares are divided into 19,969,110 Class A common shares, including 225,649 Class A common shares that were issued as part of the payment for the Somo acquisition in January 2022 (see note 9.2), 341,631 Class A common shares that were issued in August 2022 as part of the payment for the Transpire acquisition on September 1, 2022 (see note 9.4), both of them issued accordingly the CI&T´s share price at their respective transaction dates, and 1,049,135 Class A common shares issued from January to December 2022 in connection with the Company's share-based compensation plan (see note 21), and 113,845,201 Class B common shares.

The holders of the Class A common shares and Class B common shares have identical rights, except that (i) the holders of Class B common shares are entitled to ten votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain a proportional ownership interest in the event that additional Class A common shares are issued, however that such rights to purchase additional Class B common shares may only be exercised with Class B Shareholder Consent.

b.            Share premium

After the Company has completed its initial public offering in November 2021 (note 1), the share premium referred to the difference between the subscription price (US$15.00 per share) that the shareholders paid for the shares and their nominal value (US$0.00005 per share), as a total amount of R$ 915,947 (US$ 166,666).

In connection with the business combinations occurred from January to November 2022, the share premium increased by R$ 14,037 from shares issued as part of the payment for the Somo acquisition in January 2022 (see note 2.2) and R$ 16,189 from shares issued as part of the payment for the Transpire acquisition in September 2022. As of December 31, 2022, the total amount of share premium is R$ 946,173 (R$ 915,947 as of December 31, 2021).

c.            Capital reserve

Corporate Restructuring

As described in note 1.a above, the Company did not perform any corporate restructuring during the year ended on December 31, 2022. During the prior year, CI&T completed its corporate restructuring in November 2021. CI&T Brazil ceased to be ultimate parent company, and CI&T (non-operating holding company) became the ultimate parent company. This transaction occurred through the transfer of the shares of its shareholders from CI&T Brazil to CI&T Delaware and, subsequently, to CI&T, which result in the capital increase of 121,086,781 shares at par value of R$ 0.00027 per share, in the amount of R$ 33, and the remaining amount of R$ 88,206 was recorded as capital reserve.

Share-based compensation

The Group share-based compensation plans in place were accounted as Capital reserve (see note 21).

Share issuance costs

The Company incurred incremental costs directly attributable to the public offering in the amount of R$ 66,876, net of taxes, recorded in the Capital reserve.

Share-based payment - Vested immediately

Refers to the purchase price to be paid in common shares in connection with business combination, but considered as vested immediately at each acquisition date, and the amount was measured at fair value on the same date in the amount of R$ 4,124(Box 1824 – note 9.3a) and R$ 170,774 (Ntersol – note 9.5a). The amount will be converted into an equivalent number of shares on each anniversary of the closing date.

d.            Earnings reserves

	December 31, 2022	December 31, 2021	December 31, 2020
Retained earnings reserve	251,873	125,957	95,515

As of December 31, 2022, the Company’s Board of Directors has not yet decided on the earnings reserve application.

e.            Other comprehensive income

Translation differences

Accumulated translation adjustments include all foreign currency translation differences on investments abroad.

Foreign currency translation exchange differences arising on translation of the foreign controlled entity are recognised in other comprehensive income, as described in note 8.b.ii, and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

Cash flow hedges

As mentioned on note 28, in January 2022, the Company decided to apply hedge accounting for financial instruments (non-derivates), with the purpose of hedging exchange rates in transactions related to highly probable risk operations. The movement of exchange variation to be realized by highly probable transactions is accumulated in other comprehensive income.

f.            Dividends and interest on shareholders’ equity

The dividends and interest on shareholder´s equity shown below occurred before the corporate reorganization. As of December 31, 2022, the Company had no dividends and interest on shareholder´s equity liabilities.

	1st January 2020	Additions	Tax withholding income	Payments	December 31, 2020	Additions	Tax withholding income	Payments	Capitalization	December 31, 2021
Dividends	14,714	46,940	-	(30,977)	30,677	145,368	-	(126,045)	(50,000)	-
Interest on company capital	-	4,276	(641)	(3,635)	-	6,288	(943)	(5,345)	-	-
	14,714	51,216	(641)	(34,612)	30,677	151,656	(943)	(131,390)	(50,000)	-